Exhibit 99.1

Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$95,624,698.20	0.4380426	$84,807,878.33	0.3884923	$10,816,819.87
Total Securities	$95,624,698.20	0.0816398	$84,807,878.33	0.0724049	$10,816,819.87

Weighted Avg. Coupon (WAC)	4.76%		4.78%
Weighted Avg. Remaining Maturity (WARM)	17.91		17.13
Pool Receivables Balance	$123,864,540.72		$112,799,233.84
Remaining Number of Receivables	25,037		24,268

Adjusted Pool Balance	$121,741,752.10		$110,924,932.23

III. COLLECTIONS

Principal:
Principal Collections	$10,932,886.41
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$135,162.43
Total Principal Collections	$11,068,048.84

Interest:
Interest Collections	$493,134.94
Late Fees & Other Charges	$25,235.00
Interest on Repurchase Principal	$-
Total Interest Collections	$518,369.94

Collection Account Interest	$574.66
Reserve Account Interest	$360.32
Servicer Advances	$-

Total Collections	$11,587,353.76

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Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$11,587,353.76
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,587,353.76

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$103,220.45		$103,220.45	$103,220.45
Collection Account Interest					$574.66
Late Fees & Other Charges					$25,235.00
Total due to Servicer					$129,030.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$129,890.22		$129,890.22

Total Interest:		$129,890.22		$129,890.22	$129,890.22

Available Funds Remaining:					$11,328,433.43

3. Regular Principal Distribution Amount:					$10,816,819.87

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$10,816,819.87
Class A Notes Total:		$10,816,819.87		$10,816,819.87
Total Noteholders Principal				$10,816,819.87

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					511,613.56

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,122,788.62
Beginning Period Amount	$2,122,788.62
Current Period Amortization	$248,487.01
Ending Period Required Amount	$1,874,301.61
Ending Period Amount	$1,874,301.61
Next Distribution Date Amount	$1,643,239.14

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII. OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$26,117,053.90	$26,117,053.90	$26,117,053.90
Overcollateralization as a % of Adjusted Pool	21.45%	23.54%	23.54%

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Hyundai Auto Receivables Trust 2010-B

Monthly Servicing Report

Collection Period	September 2014
Distribution Date	10/15/2014
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.22%	23,836	97.28%	$109,735,666.33
30 - 60 Days	1.38%	334	2.09%	$2,352,736.00
61 - 90 Days	0.33%	79	0.53%	$593,785.64
91 + Days	0.08%	19	0.10%	$117,045.87
		24,268		$112,799,233.84
Total
Delinquent Receivables 61 + days past due	0.40%	98	0.63%	$710,831.51
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.36%	90	0.53%	$651,124.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.35%	90	0.48%	$656,814.32
Three-Month Average Delinquency Ratio	0.37%		0.55%

Repossession in Current Period		14		$105,439.99
Repossession Inventory		44		$58,392.64

Charge-Offs
Gross Principal of Charge-Off for Current Period				$132,420.47
Recoveries				$(135,162.43)
Net Charge-offs for Current Period				$(2,741.96)

Beginning Pool Balance for Current Period				$123,864,540.72

Net Loss Ratio				-0.03%
Net Loss Ratio for 1st Preceding Collection Period				-1.08%
Net Loss Ratio for 2nd Preceding Collection Period				0.42%
Three-Month Average Net Loss Ratio for Current Period				-0.23%

Cumulative Net Losses for All Periods				$8,511,388.35
Cumulative Net Losses as a % of Initial Pool Balance				0.63%

Principal Balance of Extensions				$558,532.95
Number of Extensions				75

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